T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 60.8%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	100,167	24,455	17,489	21,323,528	108,110
New Income Fund	46,309	8,399	10,215	4,660,974	46,377
International Bond Fund (USD
Hedged)	14,683	3,371	2,541	1,569,933	15,888
Emerging Markets Bond Fund	12,395	2,473	2,364	1,086,576	12,648
Dynamic Global Bond Fund	10,045	2,534	1,796	1,144,846	10,509
High Yield Fund	8,637	2,225	1,554	1,429,678	9,293
U. S. Treasury Long-Term Fund	9,057	1,836	4,949	430,004	6,252
Floating Rate Fund	2,602	1,445	546	361,630	3,450
Total Bond Mutual Funds (Cost $207,274)					212,527

EQUITY MUTUAL FUNDS 39.1%
T. Rowe Price Funds:
Equity Index 500 Fund	64,637	14,302	13,966	861,982	67,864
Overseas Stock Fund	11,451	2,779	2,139	1,219,483	12,244
International Stock Fund	10,825	2,399	2,271	661,224	11,274
International Value Equity Fund	9,710	3,410	1,780	889,587	11,120
Emerging Markets Stock Fund	7,299	1,505	1,470	176,474	7,597
Mid-Cap Growth Fund	5,806	1,332	918	69,500	6,099
Mid-Cap Value Fund	5,180	1,593	994	226,777	5,679
New Horizons Fund(2)	3,992	1,097	553	75,321	4,555
Small-Cap Stock Fund(2)	3,735	831	568	82,057	3,917
Small-Cap Value Fund	3,220	750	578	76,174	3,221
Real Assets Fund	2,763	733	482	276,119	2,885
Total Equity Mutual Funds (Cost $127,648)					136,455

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	209	7,880	7,677	411,884	412
Total Short-Term Investments (Cost $412)					412
Total Investments in Securities 100.0%
(Cost $335,334)					$349,394
Other Assets Less Liabilities 0.0%					14

Net Assets 100.0%					$349,408

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(57)	$(274)	$194
Emerging Markets Bond Fund	(13)	144	477
Emerging Markets Stock Fund	151	263	99
Equity Index 500 Fund	1,765	2,891	1,037
Floating Rate Fund	(1)	(51)	96
High Yield Fund	34	(15)	369
International Bond Fund (USD
Hedged)	273	375	210
International Stock Fund	149	321	286
International Value Equity Fund	(3)	(220)	318
Limited Duration Inflation
Focused Bond Fund	1,480	977	704
Mid-Cap Growth Fund	415	(121)	21
Mid-Cap Value Fund	133	(100)	89
New Horizons Fund	557	19	—
New Income Fund	233	1,884	992
Overseas Stock Fund	65	153	270
Real Assets Fund	30	(129)	83
Small-Cap Stock Fund	277	(81)	—
Small-Cap Value Fund	161	(171)	25
U. S. Treasury Long-Term Fund	892	308	144
U. S. Treasury Money Fund	—	—	22
Totals	$6,541#	$6,173	$5,436+

# Capital gain distributions from mutual funds represented $3,314 of the net realized gain
(loss).
+ Investment income comprised $5,436 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT BALANCED I FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Balanced I Fund - I Class (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.